JPMorgan Tax Aware Real Return Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Tax Aware Real Return Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 444
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	883
Expense Example, No Redemption, 10 Years	1,538
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	451
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,655
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	210
Expense Example, No Redemption, 5 Years	387
Expense Example, No Redemption, 10 Years	$ 902